Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets		¥ 5,118,294	¥ 4,937,307
Non-recourse loans		2,929	3,200
Investments		90,882	120,866
Maximum exposure to loss	[1]	110,956	147,260
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		8,452	8,524
Non-recourse loans		0	0
Investments		991	991
Maximum exposure to loss	[1]	991	991
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		36,619	34,872
Non-recourse loans		0	0
Investments		2,527	3,426
Maximum exposure to loss	[1]	2,527	3,426
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		3,723,534	3,493,461
Non-recourse loans		0	0
Investments		56,979	60,329
Maximum exposure to loss	[1]	74,001	81,337
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,128,788	982,353
Non-recourse loans		0	0
Investments		17,227	21,768
Maximum exposure to loss	[1]	17,233	21,776
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		25,264	26,495
Non-recourse loans		0	0
Investments		1,709	1,783
Maximum exposure to loss	[1]	1,709	1,783
Other VIEs
Variable Interest Entity [Line Items]
Total assets		195,637	391,602
Non-recourse loans		2,929	3,200
Investments		11,449	32,569
Maximum exposure to loss	[1]	¥ 14,495	¥ 37,947

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.